Equity-Based Compensation Plan (Summary of Phantom Unit Award Activity) (Detail) - Phantom Units [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Units
Outstanding at December 31, 2015	1,031,219
Granted	458,727
Settled	166,576
Forfeited	(149,959)
Outstanding at December 31, 2016	1,173,411	1,031,219
Vested and expected to vest at December 31, 2016	1,157,676
Convertible at December 31, 2016	494,189
Weighted Average Fair Value
Outstanding at December 31, 2014 (usd per share)	$ 35.49
Granted (usd per share)	29.42	$ 35.00	$ 49.56
Settled (usd per share)	38.12
Forfeited (usd per share)	32.72
Outstanding at December 31, 2015 (usd per share)	33.09	$ 35.49
Vested and expected to vest at December 31, 2014 (usd per share)	33.12
Convertible at December 31, 2014 (usd per share)	$ 34.11
Aggregate Intrinsic Value
Vested and expected to vest at December 31, 2016	$ 40
Convertible at December 31, 2016	$ 17